ORGANIZATION	6 Months Ended
Jun. 30, 2025
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

BIT Mining Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 20, 2007 under the original name of “Fine Success Limited”, which was changed to “500wan.com” on May 9, 2011, and changed to “500.com Limited” on October 9, 2013. The Company changed to the new name of “BIT Mining Limited” and the new ticker symbol “BTCM” effective April 20, 2021.

The Company has completed the transformation of its business and become an enterprise that primarily engages in cryptocurrency mining, data center operation and mining pool operation in 2021, and further disposed of its mining pool business in January 2024.

On December 9, 2024, the Company completed the first closing of the acquisition of Guanghan Data Center Co., Ltd., which had 51% equity interest in Alpha Data Center LLC and intended to operate a cryptocurrency mining data center in Ethiopia (the “Ethiopia data center”). The Ethiopia data center has a total planned power capacity up to 100 megawatts. The subsequent closing of the acquisition was consummated in July 2025 when construction of the remaining data center was completed.

As of June 30, 2025, the Company has subsidiaries incorporated in countries and jurisdictions including British Virgin Islands, Cayman Islands, Hong Kong, the United States of America (“USA”), Canada, mainland China, Malta, Cyprus, Curacao and Ethiopia. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

As of June 30, 2025, the Company’s major subsidiaries are listed below:

			Percentage of
	Date of	Place of	ownership by
Entity	establishment	establishment	the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited (“Bee Computing”)	May 17, 2016	Hong Kong	100%	Miner Manufacturing
Yibao Energy (Guangzhou) New Energy Technology Limited (“Yibao Energy”)	December 21, 2023	Mainland China	100%	Technology Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Guanghan Data Center Co., Ltd. (“Guanghan”)	November 19, 2024	British Virgin Islands	100%	Data Center Service
Alpha Data Center LLC (“Alpha”)	July 21, 2022	Ethiopia	51%	Data Center Service
Echo AI Games LLC (“Echo”)	April 15, 2025	USA	100%	AI Platform Service
Summit Bend US Corporation (“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation (“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation (“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited (“Alliance International Technologies”)**	March 11, 2020	British Virgin Islands	100%	Cryptocurrency Mining
1324492 B.C.Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September 1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September 1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January 10, 2018	Malta	100%	Online Gaming
*	A subsidiary of the Multi Group
**	Alliance International Technologies is the holding company of the mining pool business prior to the disposition in January 2024 and is also engaged in cryptocurrency mining operation.